Insurance (Liabilities for Unpaid Claims and Claims Expense) (Details) $ in Millions	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2007 USD ($)
Claims Development [Line Items]
Total unpaid claims and claim adjustment expenses, net of reinsurance	$ 11,931
Group Life - Term
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	40,636
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	38,879
All outstanding liabilities for incurral years not separately stated, net of reinsurance	12
Total unpaid claims and claim adjustment expenses, net of reinsurance	1,769
Group Life - Term | Short-duration Insurance Contracts, Incurral Year 2011
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	6,295	$ 6,287	$ 6,269	$ 6,293	$ 6,290	$ 6,318
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 3
Cumulative Number of Reported Claims	207,139
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 6,290	6,281	6,256	6,239	6,194	4,982
Group Life - Term | Short-duration Insurance Contracts, Incurral Year 2012
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	6,568	6,546	6,569	6,579	6,503
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 3
Cumulative Number of Reported Claims	208,441
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 6,558	6,532	6,518	6,472	5,132
Group Life - Term | Short-duration Insurance Contracts, Incurral Year 2013
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	6,720	6,719	6,713	6,637
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 8
Cumulative Number of Reported Claims	210,597
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 6,678	6,664	6,614	5,216
Group Life - Term | Short-duration Insurance Contracts, Incurral Year 2014
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	6,913	6,919	6,986
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 13
Cumulative Number of Reported Claims	210,347
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 6,858	6,809	5,428
Group Life - Term | Short-duration Insurance Contracts, Incurral Year 2015
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	7,015	7,040
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 27
Cumulative Number of Reported Claims	210,838
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 6,913	5,524
Group Life - Term | Short-duration Insurance Contracts, Incurral Year 2016
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	7,125
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 825
Cumulative Number of Reported Claims	184,085
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 5,582
Group Life - Term | Asia
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	1,207
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	795
All outstanding liabilities for incurral years not separately stated, net of reinsurance	41
Total unpaid claims and claim adjustment expenses, net of reinsurance	453
Group Life - Term | Asia | Short-duration Insurance Contracts, Incurral Year 2010
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	125	96	99	99	77	72	$ 76
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 20
Cumulative Number of Reported Claims	2,717
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 106	82	73	60	49	37	19
Group Life - Term | Asia | Short-duration Insurance Contracts, Incurral Year 2011
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	115	87	82	82	62	72
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 21
Cumulative Number of Reported Claims	1,863
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 94	75	62	50	37	12
Group Life - Term | Asia | Short-duration Insurance Contracts, Incurral Year 2012
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	110	109	95	96	91
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 11
Cumulative Number of Reported Claims	2,014
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 99	91	79	60	28
Group Life - Term | Asia | Short-duration Insurance Contracts, Incurral Year 2013
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	156	161	139	137
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 30
Cumulative Number of Reported Claims	2,379
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 126	112	92	41
Group Life - Term | Asia | Short-duration Insurance Contracts, Incurral Year 2014
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	240	259	274
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 70
Cumulative Number of Reported Claims	3,173
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 167	133	64
Group Life - Term | Asia | Short-duration Insurance Contracts, Incurral Year 2015
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	248	258
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 102
Cumulative Number of Reported Claims	2,667
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 142	75
Group Life - Term | Asia | Short-duration Insurance Contracts, Incurral Year 2016
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	213
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 151
Cumulative Number of Reported Claims	1,441
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 61
Group Long-Term Disability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	6,321
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	2,277
All outstanding liabilities for incurral years not separately stated, net of reinsurance	2,933
Total unpaid claims and claim adjustment expenses, net of reinsurance	6,977
Group Long-Term Disability | Short-duration Insurance Contracts, Incurral Year 2011
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	923	924	914	894	916	955
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 0
Cumulative Number of Reported Claims	21,187
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 537	478	411	337	217	44
Group Long-Term Disability | Short-duration Insurance Contracts, Incurral Year 2012
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	1,034	1,014	980	979	966
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 0
Cumulative Number of Reported Claims	19,502
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 524	453	365	229	43
Group Long-Term Disability | Short-duration Insurance Contracts, Incurral Year 2013
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	1,049	1,032	1,027	1,008
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 0
Cumulative Number of Reported Claims	20,547
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 475	382	234	43
Group Long-Term Disability | Short-duration Insurance Contracts, Incurral Year 2014
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	1,079	1,077	1,076
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 6
Cumulative Number of Reported Claims	22,233
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 428	266	51
Group Long-Term Disability | Short-duration Insurance Contracts, Incurral Year 2015
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	1,105	1,082
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 29
Cumulative Number of Reported Claims	18,172
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 264	50
Group Long-Term Disability | Short-duration Insurance Contracts, Incurral Year 2016
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	1,131
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 534
Cumulative Number of Reported Claims	8,960
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 49
Property & Casualty - Auto
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	8,686
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	7,509
All outstanding liabilities for incurral years not separately stated, net of reinsurance	28
Total unpaid claims and claim adjustment expenses, net of reinsurance	1,205
Property & Casualty - Auto | Short-duration Insurance Contracts, Incurral Year 2007
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	780	780	780	781	784	786	804	$ 825	$ 840	$ 861
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 0
Cumulative Number of Reported Claims	207,285
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 779	778	777	773	765	751	715	649	535	299
Property & Casualty - Auto | Short-duration Insurance Contracts, Incurral Year 2008
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	790	791	793	794	799	805	828	839	818
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 0
Cumulative Number of Reported Claims	200,514
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 788	787	785	778	764	725	657	553	304
Property & Casualty - Auto | Short-duration Insurance Contracts, Incurral Year 2009
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	815	815	817	823	826	853	877	862
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 1
Cumulative Number of Reported Claims	201,577
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 813	810	803	789	755	681	563	321
Property & Casualty - Auto | Short-duration Insurance Contracts, Incurral Year 2010
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	825	826	833	847	853	873	863
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 3
Cumulative Number of Reported Claims	202,094
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 816	810	796	762	695	572	319
Property & Casualty - Auto | Short-duration Insurance Contracts, Incurral Year 2011
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	843	846	855	869	876	863
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 3
Cumulative Number of Reported Claims	202,494
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 825	810	777	711	590	324
Property & Casualty - Auto | Short-duration Insurance Contracts, Incurral Year 2012
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	846	851	869	881	882
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 6
Cumulative Number of Reported Claims	196,900
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 815	783	715	600	333
Property & Casualty - Auto | Short-duration Insurance Contracts, Incurral Year 2013
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	878	882	900	911
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 10
Cumulative Number of Reported Claims	201,192
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 809	743	618	346
Property & Casualty - Auto | Short-duration Insurance Contracts, Incurral Year 2014
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	913	910	897
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 25
Cumulative Number of Reported Claims	203,233
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 777	648	352
Property & Casualty - Auto | Short-duration Insurance Contracts, Incurral Year 2015
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	984	975
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 66
Cumulative Number of Reported Claims	206,368
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 691	384
Property & Casualty - Auto | Short-duration Insurance Contracts, Incurral Year 2016
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	1,012
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 160
Cumulative Number of Reported Claims	192,197
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 396
Property & Casualty - Home
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	6,437
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	6,210
All outstanding liabilities for incurral years not separately stated, net of reinsurance	2
Total unpaid claims and claim adjustment expenses, net of reinsurance	229
Property & Casualty - Home | Short-duration Insurance Contracts, Incurral Year 2007
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	412	412	414	414	414	415	421	423	436	445
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 0
Cumulative Number of Reported Claims	86,408
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 412	412	412	411	409	408	405	399	385	$ 303
Property & Casualty - Home | Short-duration Insurance Contracts, Incurral Year 2008
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	585	586	588	589	588	590	599	636	644
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 0
Cumulative Number of Reported Claims	127,474
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 584	584	584	583	582	579	574	558	446
Property & Casualty - Home | Short-duration Insurance Contracts, Incurral Year 2009
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	497	498	501	503	507	510	523	506
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 0
Cumulative Number of Reported Claims	106,614
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 496	496	495	495	492	486	476	385
Property & Casualty - Home | Short-duration Insurance Contracts, Incurral Year 2010
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	580	581	582	584	587	589	573
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 2
Cumulative Number of Reported Claims	115,495
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 578	577	574	571	562	546	436
Property & Casualty - Home | Short-duration Insurance Contracts, Incurral Year 2011
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	835	835	840	843	868	891
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 2
Cumulative Number of Reported Claims	166,443
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 830	827	825	819	804	690
Property & Casualty - Home | Short-duration Insurance Contracts, Incurral Year 2012
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	696	698	703	713	714
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 4
Cumulative Number of Reported Claims	146,512
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 689	687	681	668	559
Property & Casualty - Home | Short-duration Insurance Contracts, Incurral Year 2013
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	635	635	652	654
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 5
Cumulative Number of Reported Claims	107,469
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 626	618	604	505
Property & Casualty - Home | Short-duration Insurance Contracts, Incurral Year 2014
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	704	702	707
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 8
Cumulative Number of Reported Claims	113,448
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 685	670	574
Property & Casualty - Home | Short-duration Insurance Contracts, Incurral Year 2015
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	753	759
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 18
Cumulative Number of Reported Claims	106,650
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 717	603
Property & Casualty - Home | Short-duration Insurance Contracts, Incurral Year 2016
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	740
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 60
Cumulative Number of Reported Claims	98,986
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 593
Protection Life
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	2,802
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	2,500
All outstanding liabilities for incurral years not separately stated, net of reinsurance	39
Total unpaid claims and claim adjustment expenses, net of reinsurance	341
Protection Life | Short-duration Insurance Contracts, Incurral Year 2008
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	274	274	273	273	273	273	271	267	201
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 0
Cumulative Number of Reported Claims	32,175
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 268	268	268	268	268	267	266	262	198
Protection Life | Short-duration Insurance Contracts, Incurral Year 2009
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	314	314	314	314	314	312	308	228
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 0
Cumulative Number of Reported Claims	32,470
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 306	306	306	306	306	305	300	226
Protection Life | Short-duration Insurance Contracts, Incurral Year 2010
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	330	330	330	330	329	322	250
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 0
Cumulative Number of Reported Claims	33,001
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 309	309	308	308	307	301	230
Protection Life | Short-duration Insurance Contracts, Incurral Year 2011
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	232	232	231	230	224	323
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 0
Cumulative Number of Reported Claims	27,667
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 227	226	226	225	219	144
Protection Life | Short-duration Insurance Contracts, Incurral Year 2012
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	218	217	215	210	155
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 0
Cumulative Number of Reported Claims	28,088
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 214	213	212	207	153
Protection Life | Short-duration Insurance Contracts, Incurral Year 2013
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	248	247	240	172
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 1
Cumulative Number of Reported Claims	32,048
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 239	238	233	168
Protection Life | Short-duration Insurance Contracts, Incurral Year 2014
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	380	369	245
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 3
Cumulative Number of Reported Claims	40,661
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 331	326	220
Protection Life | Short-duration Insurance Contracts, Incurral Year 2015
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	456	320
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 15
Cumulative Number of Reported Claims	45,852
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 368	263
Protection Life | Short-duration Insurance Contracts, Incurral Year 2016
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	350
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 163
Cumulative Number of Reported Claims	28,762
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 238
Protection Health
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	1,933
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	1,915
All outstanding liabilities for incurral years not separately stated, net of reinsurance	51
Total unpaid claims and claim adjustment expenses, net of reinsurance	69
Protection Health | Short-duration Insurance Contracts, Incurral Year 2008
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	145	145	145	145	144	144	144	142	127
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 0
Cumulative Number of Reported Claims	91,276
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 145	145	145	145	144	144	144	142	$ 127
Protection Health | Short-duration Insurance Contracts, Incurral Year 2009
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	166	166	166	166	165	165	163	146
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 4
Cumulative Number of Reported Claims	92,466
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 166	166	166	166	165	165	163	$ 146
Protection Health | Short-duration Insurance Contracts, Incurral Year 2010
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	194	194	194	194	193	192	172
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 0
Cumulative Number of Reported Claims	96,316
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 194	194	194	194	193	192	$ 172
Protection Health | Short-duration Insurance Contracts, Incurral Year 2011
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	232	232	232	231	229	192
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 0
Cumulative Number of Reported Claims	105,917
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 232	232	232	231	229	$ 206
Protection Health | Short-duration Insurance Contracts, Incurral Year 2012
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	227	226	226	224	199
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 3
Cumulative Number of Reported Claims	99,446
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 227	226	226	224	$ 199
Protection Health | Short-duration Insurance Contracts, Incurral Year 2013
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	246	245	244	216
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 30
Cumulative Number of Reported Claims	103,077
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 246	245	244	$ 216
Protection Health | Short-duration Insurance Contracts, Incurral Year 2014
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	251	249	224
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 24
Cumulative Number of Reported Claims	96,075
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 249	247	$ 222
Protection Health | Short-duration Insurance Contracts, Incurral Year 2015
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	219	192
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 71
Cumulative Number of Reported Claims	84,206
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 219	$ 192
Protection Health | Short-duration Insurance Contracts, Incurral Year 2016
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance	253
Total IBNR Liabilities Plus Expected Development on Reported Claims	$ 825
Cumulative Number of Reported Claims	89,884
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance	$ 237